Oil and Gas Property Disclosure: Cost Incurred in Oil and Gas Property (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Cost Incurred in Oil and Gas Property
	2019 $	2018 $
Opening balance	40,500	63,970
Depletion	(18,841)	(19,295)
Foreign exchange	1,632	(4,175)
	23,291	40,500